Cash and cash equivalents (Tables)	9 Months Ended
Sep. 30, 2020
Cash and cash equivalents
Schedule of cash and cash equivalents

DKK thousand	September 30, 2020	December 31, 2019

DKK	724,287	732,405
USD	347,509	306,748
EUR	159,889	41,907
Total cash and cash equivalents	1,231,685	1,081,060